Provisions - Schedule of Balance of Other Provisions (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Balance of Other Provisions [Line Items]
Total others provisions	$ 13,757	$ 8,462
Store closures [Member]
Schedule of Balance of Other Provisions [Line Items]
Total others provisions	10,036	61
Urban improvements [Member]
Schedule of Balance of Other Provisions [Line Items]
Total others provisions	2,215	2,215
Shrinkage for VMI merchandise [Member]
Schedule of Balance of Other Provisions [Line Items]
Total others provisions	1,018	296
rovision for the Montevideo real estate project [Member]
Schedule of Balance of Other Provisions [Line Items]
Total others provisions		3,500
Other minor provisions in the Colombian subsidiaries [Member]
Schedule of Balance of Other Provisions [Line Items]
Total others provisions	220	2,227
Other minor provisions in Libertad S.A. [Member]
Schedule of Balance of Other Provisions [Line Items]
Total others provisions	$ 268	$ 163